Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

November 29, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (the “Registrant”)

(filing relates to Legg Mason BW Dynamic Large Cap Value Fund (the “Fund”)

(Securities Act File No. 333-162441; Investment Company Act File No. 811-22338)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated November 2, 2017 to the Prospectus for the Fund.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger
Elizabeth L. Belanger